ForeInvestors Choice Variable Annuity

Supplement Dated November 9, 2018 to your

Prospectus dated May 1, 2018

Effective immediately, the share class of the Ivy Variable Insurance Portfolios sub-accounts are designated Class II:

Ivy VIP Asset Strategy – Class II

Ivy VIP Core Equity – Class II

Ivy VIP International Core Equity – Class II

Ivy VIP Securian Real Estate Securities – Class II

Ivy VIP Value – Class II

References to the share class VIT in Appendix C of the Prospectus are hereby deleted.

This Supplement Should Be Retained For Future Reference.

FIC-110918-SCII